Interest-Bearing Loans and Borrowings - Summary of Interest Bearing Loans and Borrowings (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Guaranteed loans		¥ 18,686	¥ 19,556
Credit loan one [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Jan. 05, 2022
Interest rate		1.80%
Guaranteed loans		¥ 563	626
Guaranteed loan one [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Jan. 13, 2022
Interest rate		1.50%
Guaranteed loans		¥ 913	1,015
Guaranteed loan two [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Mar. 09, 2022
Guaranteed loans		¥ 794	883
Interest rate, description	[1]	EURLIBOR+3.00
Guaranteed loan two [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.00%
Guaranteed loan three [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Sep. 08, 2023
Interest rate		3.10%
Guaranteed loans		¥ 2,383	2,648
Credit loan two [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Jun. 25, 2024
Interest rate		3.08%
Guaranteed loans		¥ 2,366	2,444
Credit loan three [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Sep. 16, 2024
Interest rate		3.30%
Guaranteed loans		¥ 5,483	5,611
Credit loan four [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Sep. 27, 2024
Guaranteed loans		¥ 6,184	¥ 6,329
Interest rate, description	[2]	USD LIBOR+1.00
Credit loan four [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		1.00%

[1]	3.00% when EURIBOR is negative.
[2]	1.00% when USD LIBOR is negative.